Financial assets, liabilities and financial results (telecom activities) - Net financial debt by currency (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	€ 35,205	€ 35,684	€ 34,751
Financial assets included in the calculation of net financial debt	(8,203)	(10,386)	(10,481)
Net debt by currency before effect of foreign exchange derivatives	27,002
Net financial debt	27,002	€ 25,298	€ 24,269
Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	25,647
Financial assets included in the calculation of net financial debt	(6,533)
Net debt by currency before effect of foreign exchange derivatives	19,114
Effect of foreign exchange derivatives	6,680
Net financial debt	25,795
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	3,992
Financial assets included in the calculation of net financial debt	(105)
Net debt by currency before effect of foreign exchange derivatives	3,888
Effect of foreign exchange derivatives	(4,016)
Net financial debt	(129)
United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	2,936
Financial assets included in the calculation of net financial debt	(1)
Net debt by currency before effect of foreign exchange derivatives	2,934
Effect of foreign exchange derivatives	(2,932)
Net financial debt	3
Poland, Zlotych
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	52
Financial assets included in the calculation of net financial debt	(35)
Net debt by currency before effect of foreign exchange derivatives	17
Effect of foreign exchange derivatives	839
Net financial debt	856
Egypt, Pounds
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	183
Financial assets included in the calculation of net financial debt	(65)
Net debt by currency before effect of foreign exchange derivatives	118
Net financial debt	118
Jordan, Dinars
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	99
Financial assets included in the calculation of net financial debt	(84)
Net debt by currency before effect of foreign exchange derivatives	15
Net financial debt	15
Morocco, Dirhams
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	542
Financial assets included in the calculation of net financial debt	(76)
Net debt by currency before effect of foreign exchange derivatives	465
Net financial debt	465
Other currency
Disclosure of detailed information about financial instruments [line items]
Gross financial debt after derivatives	1,754
Financial assets included in the calculation of net financial debt	(1,304)
Net debt by currency before effect of foreign exchange derivatives	450
Effect of foreign exchange derivatives	(571)
Net financial debt	€ (121)